Business Combinations - Additional Information (Detail) $ in Thousands					6 Months Ended
		Sep. 15, 2016 USD ($)	Dec. 04, 2015 USD ($) Patient Site	Feb. 27, 2015 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2017 USD ($)
Business Acquisition [Line Items]
Total cash outflows						$ 1,613
Clinical Research Management Inc.
Business Acquisition [Line Items]
Net cash outflow		$ 52,400
Other liabilities assumed		9,200
Maximum additional consideration that might be payable		12,000
Fair Value of the deferred consideration on acquisition		6,000			$ 0		$ 6,000
Total cash outflows		$ 58,396
Clinical Research Management Inc. | Selling, general and administrative
Business Acquisition [Line Items]
Net credit					$ 6,000
PMG
Business Acquisition [Line Items]
Other liabilities assumed			$ 10,060
Total cash outflows			$ 65,354
Number of clinical research sites acquired | Site			52
Working capital adjustment			$ 1,613
PMG | Minimum
Business Acquisition [Line Items]
Number of active patients via electronic medical records acquired | Patient			2,000,000
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Net cash outflow				$ 116,002
Other liabilities assumed	[1]			11,283
Cash consideration, net of working capital adjustment				104,800
Working capital adjustment				$ 3,998

[1]	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities which have subsequently been discharged.